Revenue & expenses (Details) - Schedule of revenue & expenses - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Schedule Of Revenue Expenses Abstract
Cannabinoid oils sales		$ 1,897,596		$ 604,884
Total revenue		1,897,596		604,884
Income from other arrangements		35,569	[1]	123,125	[1]
Government grants		37,500	[2]	89,500	[2]
Interest	6,271	2,679		4,545
Total other income	$ 788,654	75,748		217,170
Executive directors’ remuneration		$ 600,043		$ 539,923

[1]	Income from other arrangements Income from other arrangements for the fiscal year ended 30 June 2021 relates to sales of Gameday Mouthguards, for orders fulfilled from sales prior to the Company selling the Gameday segment (Note 6). In addition, the Company also recognized other income for settlement of sales refunds in December 2020. Management did not deem the amounts to be material and therefore are not included in the discontinued operations during the fiscal year ended 30 June 2021. Income from other arrangements for the fiscal year ended 30 June 2020 was a result of a transaction entered into with AXIM Biotechnologies, in consideration of the terms of the full understanding 6,800,000 IHL shares were issued in full consideration of the intended transaction. AXIM was not able to fulfil their part of the transaction, and the contract was terminated. In lieu of returning the shares, the Company received cash. As this revenue is not derived from any normal trading transactions, it has been accounted for as a separate line item in the accounts. The return of these shares and the subsequent income is a one off income item for IHL and has not resulted in a change in equity per the consolidated statement of financial position.
[2]	Notes for Government grants Other income from government grants relates to assistance provided by the Australian Government in relation to the COVID-19 pandemic. The Company has reasonable assurance that it has complied with the conditions attaching to these grants. There were no unfulfilled conditions or other contingencies attaching to these grants as at 30 June 2021 and 2020.